Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Long-term Debt

	2022	2021
Balance at January 1	$38,311	$40,532
Stated and accreted interest	520	4,388
Conversion of secured convertible debt into shares	—	(2,664)
Repayment of principal	(39,123)	—
Repayment of stated interest	—	(3,945)
Loss on extinguishments of liabilities	292	—
Balance at December 31	$—	$38,311

Summary of Carrying Value of Long-term Debt

At December 31, 2022 and 2021, the carrying amount of the debt comprised the following loans:

	December 31,	December 31,
	2022	2021
First term loan having a principal of $10,000 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 15.05%) 1)	$—	$9,188
Second term loan having a principal of $29,123 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 10.47%) 1)	—	29,123
	$—	$38,311
Less current portion of long-term debt	—	—
Long-term portion of long-term debt	$—	$38,311

1) The first and second term loans issued under the consolidated loan agreement with SALP were secured by all the assets of the Company and required that certain covenants be respected including maintaining an adjusted working capital ratio. In February 2022, these loans were repaid in full and the related security interests were released.